Finance Costs	12 Months Ended
Dec. 31, 2022
Finance Costs [Abstract]
Finance costs
17.	FINANCE COSTS
The following table summarizes the Company’s finance costs:

	Years Ended December 31,

	2022	2021

	$	$

Interest on convertible notes	20,496	1,301

Interest on credit facilities	335	11,081

Other	490	1,891

	21,321	14,273